U.S. Bancorp Fund Services, LLC
2020 East Financial Way, Suite 100
Glendora, CA 91741

November 17, 2011

VIA EDGAR TRANSMISSION

United States Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

Re: Brandes Investment Trust (the “Trust”)
File Nos.: 033-81396 and 811-08614

Dear Sir or Madam:

We are attaching for filing, on behalf of the Trust, Post-Effective Amendment No. 37 to the Trust’s Registration Statement on Form N-1A (the “Amendment”) pursuant to the Securities Act of 1933, as amended (the “1933 Act”) (Amendment No. 38 to the Registration Statement pursuant to the Investment Company Act of 1940, as amended).  This Amendment is being filed pursuant to Rule 485(a)(2) under the Securities Act of 1933 for the purpose of (1) registering shares of two new series of the Trust—the Brandes International Small Cap Equity Fund, and the Brandes Corporate Focus Yield Fund; and (2) updating disclosure in the combined Statement of Additional Information for each series of the Trust.

Pursuant to Rule 485(a)(2), the Trust anticipates that this filing shall become effective 75 days after filing or as soon as possible thereafter.  At or before the 75th day effective date, the Trust will file another Post-Effective Amendment to its Registration Statement under Rule 485(b) of the 1933 Act to be effective not earlier than the effective date of this Amendment.  The purpose of that filing will be to add the audited financial statements and certain related financial information for the fiscal year ended September 30, 2011, incorporate any comments made by the Staff on this Amendment and to update any missing information and/or file updated exhibits to the Registration Statement.

If you have any questions regarding this filing, please call the undersigned at (626) 914-7363.

Sincerely,

/s/ Elaine E. Richards

Elaine E. Richards, Esq.
for U.S. Bancorp Fund Services, LLC